Expense Example, No Redemption - FidelityEnvironmentalBondFund-AMCIZPRO - FidelityEnvironmentalBondFund-AMCIZPRO - Fidelity Environmental Bond Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Environmental Bond Fund - Class M
Expense Example, No Redemption:
1 Year	$ 468
3 Years	612
5 Years	769
10 Years	1,224
Fidelity Advisor Environmental Bond Fund - Class A
Expense Example, No Redemption:
1 Year	470
3 Years	618
5 Years	779
10 Years	1,247
Fidelity Advisor Environmental Bond Fund - Class I
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	726
Fidelity Advisor Environmental Bond Fund - Class C
Expense Example, No Redemption:
1 Year	146
3 Years	452
5 Years	782
10 Years	1,517
Fidelity Advisor Environmental Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500